UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    ZS Crossover Management, L.L.C.

Address: 1133 Avenue of the Americas
         New York, New York 10036

13F File Number: 028-12895

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ned Sherwood
Title:  Member
Phone:  212-398-6200


Signature, Place and Date of Signing:


/s/ Ned Sherwood              New York, New York          November 13, 2008
----------------------        ------------------         --------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2
                                             ------

Form 13F Information Table Entry Total:        49
                                             ------

Form 13F Information Table Value Total:   148,685
                                        -----------
                                        (thousands)


List of Other Included Managers:

            1) 028-12892                ZS Crossover II L.P.
            2) 028-12887                ZS Crossover II GP, L.L.C.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8

                                 TITLE OF               VALUE      SHRS OR SH/ PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS        CUSIP   (X$1000)    PRN AMT PRN CALL    DISCRETION   MANAGERS  SOLE   SHARED   NONE
ALDILA INC                    COM NEW        014384200     602    150,000  SH        SHARED-DEFINED   1,2             150,000
ALTRIA GROUP INC              COM            02209S103     992     50,000  SH        SHARED-DEFINED   1,2              50,000
ALTRIA GROUP INC              COM            02209S103     794     40,000      CALL  SHARED-DEFINED   1,2              40,000
ARMSTRONG WORLD INDS INC NEW  COM            04247X102     708     24,500  SH        SHARED-DEFINED   1,2              24,500
ASA LIMITED                   COM            G3156P103     971     17,440  SH        SHARED-DEFINED   1,2              17,440
BIG LOTS INC                  COM            089302103     387     13,900       PUT  SHARED-DEFINED   1,2              13,900
BURLINGTON NORTHN SANTA FE C  COM            12189T104   2,773     30,000      CALL  SHARED-DEFINED   1,2              30,000
CALIFORNIA COASTAL CMNTYS IN  COM NEW        129915203     632    290,000  SH        SHARED-DEFINED   1,2             290,000
CAPITAL SOUTHWEST CORP        COM            140501107  16,259    114,461  SH        SHARED-DEFINED   1,2             114,461
CAPITAL SOUTHWEST CORP        COM            140501107  14,107     99,308  SH            SOLE                99,308
CIMAREX ENERGY CO             COM            171798101  10,271    210,000  SH        SHARED-DEFINED   1,2             210,000
CIMAREX ENERGY CO             COM            171798101     337      6,900      CALL  SHARED-DEFINED   1,2               6,900
CISCO SYS INC                 COM            17275R102     981     43,500      CALL  SHARED-DEFINED   1,2              43,500
COCA COLA CO                  COM            191216100   1,983     37,500      CALL  SHARED-DEFINED   1,2              37,500
CVS CAREMARK CORPORATION      COM            126650100   4,881    145,000  SH        SHARED-DEFINED   1,2             145,000
FRANKLIN STREET PPTYS CORP    COM            35471R106     325     25,000       PUT  SHARED-DEFINED   1,2              25,000
GENERAL ELECTRIC CO           COM            369604103   2,550    100,000      CALL  SHARED-DEFINED   1,2             100,000
GENERAL ELECTRIC CO           COM            369604103   1,530     60,000  SH        SHARED-DEFINED   1,2              60,000
HALLIBURTON CO                COM            406216101   2,591     80,000  SH        SHARED-DEFINED   1,2              80,000
INTERACTIVE BROKERS GROUP IN  COM            45841N107   1,100     49,600  SH        SHARED-DEFINED   1,2              49,600
ISHARES TR                    RUSSELL 2000   464287655   1,700     25,000       PUT  SHARED-DEFINED   1,2              25,000
KAPSTONE PAPER & PACKAGING C  COM            48562P103   1,866    293,860  SH        SHARED-DEFINED   1,2             293,860
KAPSTONE PAPER & PACKAGING C  COM            48562P103   2,632  1,949,373  SH        SHARED-DEFINED   1,2           1,949,373
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW  500472303   1,540     56,500  SH        SHARED-DEFINED   1,2              56,500
LENDER PROCESSING SVCS INC    COM            52602E102   1,221     40,000  SH        SHARED-DEFINED   1,2              40,000
MARSH & MCLENNAN COS INC      COM            571748102     362     11,400      CALL  SHARED-DEFINED   1,2              11,400
MCDONALDS CORP                COM            580135101   1,462     23,700      CALL  SHARED-DEFINED   1,2              23,700
MICROSOFT CORP                COM            594918104   4,190    157,000  SH        SHARED-DEFINED   1,2             157,000
MICROSOFT CORP                COM            594918104   4,537    170,000      CALL  SHARED-DEFINED   1,2             170,000
NOKIA CORP                    COM            654902204   1,171     62,800  SH        SHARED-DEFINED   1,2              62,800
OCCIDENTAL PETROLEUM CORP                    674599105   1,649     23,400      CALL  SHARED-DEFINED   1,2              23,400
OSHKOSH CORP                  COM            688239201   1,250     95,000  SH        SHARED-DEFINED   1,2              95,000
OSHKOSH CORP                  COM            688239201   1,250     95,000       PUT  SHARED-DEFINED   1,2              95,000
PHILIP MORRIS INTL INC        COM            718172109   3,415     71,000  SH        SHARED-DEFINED   1,2              71,000
PROCTER & GAMBLE CO           COM            742718109   3,485     50,000      CALL  SHARED-DEFINED   1,2              50,000
SONESTA INTL HOTELS CORP      CL A           835438409   1,486     71,434  SH        SHARED-DEFINED   1,2              71,434
SPDR TR                       UNIT SER 1     78462F103   8,699        750  SH        SHARED-DEFINED   1,2                 750
SPDR SERIES TRUST             S&P RETAIL ETF 78464A714  10,763    350,000       PUT  SHARED-DEFINED   1,2             350,000
SPRINT NEXTEL CORP            COM SER 1      852061100     109     17,800      CALL  SHARED-DEFINED   1,2              17,800
TIME WARNER CABLE INC         CL A           88732J108   7,866    600,000  SH        SHARED-DEFINED   1,2             600,000
TLC VISION CORP               COM            872549100      85    115,000  SH        SHARED-DEFINED   1,2             115,000
TRICO MARINE SERVICES INC     COM NEW        896106200   4,509    264,000  SH        SHARED-DEFINED   1,2             264,000
TRICO MARINE SERVICES INC     COM NEW        896106200   2,050    120,000       PUT  SHARED-DEFINED   1,2             120,000
UNITEDHEALTH GROUP INC        COM            91324P102     762     30,000      CALL  SHARED-DEFINED   1,2              30,000
UNITED TECHNOLOGIES CORP      COM            913017109   1,441     24,000  SH        SHARED-DEFINED   1,2              24,000
US BANCORP DEL                COM NEW        902973304   3,242     90,000      CALL  SHARED-DEFINED   1,2              90,000
VAIL RESORTS INC              COM            91879Q109     979     28,000       PUT  SHARED-DEFINED   1,2              28,000
WALTER INDS INC               COM            93317Q105   7,331    154,500  SH        SHARED-DEFINED   1,2             154,500
WALTER INDS INC               COM            93317Q105   2,861     60,300      CALL  SHARED-DEFINED   1,2              60,300
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